Variable Interest Entities ("VIE") (Tables) - LGM ENTERPRISES, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Condensed Balance Sheet VIEs
The Company’s condensed consolidated balance sheets include the following assets and liabilities of these VIEs:

	September 30, 2023	December 31, 2022
Cash	$814	$1,041
Property and equipment, net	73,338	63,913
Long-term notes payable, current portion	3,227	5,841
Long-term notes payable, non-current portion	38,891	40,562

The Company’s consolidated balance sheets include the following assets and liabilities of these entities:

	December 31,
	2022	2021
Cash	$1,041	$454
Property and equipment, net	63,913	58,431
Long-term notes payable, current portion	5,841	2,834
Long-term notes payable, non-current portion	40,562	40,084

Summary of Condensed Income Statement VIEs
The Company’s condensed consolidated statements of operations and comprehensive income (loss) include the following expenses of these VIEs:

	Nine Months Ended September 30,
	2023	2022
Interest expense	$1,540	$1,201
Depreciation and amortization	5,767	5,277

The Company’s consolidated statements of operations and comprehensive income include the following expenses of these entities:

	For the years ended December 31,
	2022	2021	2020
Interest expense	$1,533	$792	$447
Depreciation and amortization	7,098	4,117	2,359